Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets
Schedule of financial position details

	December 31, 2024			December 31, 2023
	Cost	Accumulated amortization	Net	Cost	Accumulated amortization	Net
Intangible right arising from:
Concession agreements – equity value	-	-	-	747,925	(241,808)	506,117
Concession agreements – economic value	-	-	-	1,686,384	(1,048,624)	637,760
Concession agreements – new contracts	148,000	(5,344)	142,656	148,000	(411)	147,589
Concession agreements – others	112,456	(52,964)	59,492	-	-	-
Program contracts	-	-	-	30,267,977	(9,583,480)	20,684,497
Program contracts – commitments	4,437,857	(588,098)	3,849,759	1,709,757	(497,731)	1,212,026
Services contracts – São Paulo	-	-	-	29,161,286	(8,967,701)	20,193,585
Concession agreement – URAE-1	62,042,186	(22,085,992)	39,956,194	-	-	-
Software license of use	1,570,845	(932,558)	638,287	1,300,504	(787,280)	513,224
Right of use - other assets	240,106	(115,370)	124,736	217,204	(99,144)	118,060
Total	68,551,450	(23,780,326)	44,771,124	65,239,037	(21,226,179)	44,012,858

Schedule of obligations assumed

	December 31, 2023	Addition	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	Transfers to Financial Assets	December 31, 2024
Intangible right arising from:
Concession agreements – equity value	506,117	-	13,216	(508,709)	(22)	(10,602)	-	-
Concession agreements – economic value	637,760	(181)	13,005	(576,439)	-	(74,145)	-	-
Concession agreements – new contracts	147,589	-	-	-	-	(4,933)	-	142,656
Concession agreements – others	-	-	4,090	57,445	-	(2,043)	-	59,492
Program contracts	20,684,497	-	1,392,259	(21,469,330)	(1,020)	(606,406)	-	-
Program contracts – commitments	1,212,026	2,728,100	-	-	-	(90,367)	-	3,849,759
Services contracts – São Paulo	20,193,585	-	801,993	(20,278,339)	(1,327)	(715,912)	-	-
Concession agreement – URAE-1	-	20,712	6,573,841	42,727,540	(4,449)	(911,134)	(8,450,316)	39,956,194
Software license of use	513,224	29,972	234,713	4,989	-	(144,611)	-	638,287
Right of use – other assets	118,060	84,048	-	-	(46)	(77,326)	-	124,736
Total	44,012,858	2,862,651	9,033,117	(42,843)	(6,864)	(2,637,479)	(8,450,316)	44,771,124

As of December 31, 2024, the URAE-1 concession agreement line included leases totaling R$ 338,740 (R$ 43,738 and R$ 330,941 as of December 31, 2023, recorded under concession agreements - equity value, and program contracts, respectively).

	December 31, 2022	Addition	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2023
Intangible right arising from:
Concession agreements – equity value (*)	499,326	22	27,774	(934)	(307)	(19,764)	506,117
Concession agreements – economic value	652,039	60	115,841	63	(119)	(130,124)	637,760
Concession agreements – new contracts	-	148,000	-	-	-	(411)	147,589
Program contracts (*)	18,337,459	159	3,337,155	93,417	(4,933)	(1,078,760)	20,684,497
Program contracts – commitments	1,264,992	-	-	-	-	(52,966)	1,212,026
Services contracts – São Paulo	17,870,451	430	3,717,006	(113,378)	(2,237)	(1,278,687)	20,193,585
Software license of use	595,404	1,397	49,533	(88)	-	(133,022)	513,224
Right of use – Other assets	75,052	108,405	-	-	(31)	(65,366)	118,060
Right of use – Investments	26,148	-	-	(26,148)	-	-	-
Total	39,320,871	258,473	7,247,309	(47,068)	(7,627)	(2,759,100)	44,012,858

(*)	As of December 31, 2023, intangible assets include leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 374,679 - R$ 43,738 recognized as concession agreements – equity value and R$ 330,941 recognized as program contracts (R$ 222,572 as of December 31, 2022 – R$ 54,356 recognized as concession agreements – equity value and R$ 168,216 recognized as program contracts).

	December 31, 2021	Addition	Transfer of contract assets	Transfers	Write-offs and disposals	Amortization	December 31, 2022
Intangible right arising from:
Concession agreements – equity value (*)	491,057	-	27,166	(144)	(115)	(18,638)	499,326
Concession agreements – economic value	681,441	13	48,428	33,576	(9)	(111,410)	652,039
Program contracts (*)	17,152,021	6,635	2,132,675	2,944	(2,800)	(954,016)	18,337,459
Program contracts – commitments	1,317,957	-	-	-	-	(52,965)	1,264,992
Services contracts – São Paulo	16,158,771	208	2,855,284	(41,133)	(6,063)	(1,096,616)	17,870,451
Software license of use	598,734	214	115,811	6	-	(119,361)	595,404
Right of use – Other assets	103,853	42,182	-	-	(67)	(70,916)	75,052
Right of use – Investments	-	26,148	-	-	-	-	26,148
Total	36,503,834	75,400	5,179,364	(4,751)	(9,054)	(2,423,922)	39,320,871

(*)	As of December 31, 2022, intangible assets include leases recognized before December 31, 2018 in accordance with IAS 17 amounting to R$ 222,572 - R$ 54,356 recognized as concession agreements – equity value and R$ 168,216 recognized as program contracts (R$ 245,681 as of December 31, 2021 – R$ 65,012 recognized as concession agreements – equity value and R$ 180,669 recognized as program contracts).

Schedule of Intangible assets

	December 31, 2024	December 31, 2023
Alto Tietê	219,096	235,224
São Lourenço	2,386,192	2,556,002
Total	2,605,288	2,791,226

Schedule of obligations assumed by the Company

	December 31, 2024			December 31, 2023
	Current liabilities	Noncurrent liabilities	Total liabilities	Current liabilities	Noncurrent liabilities	Total liabilities
Alto Tietê	-	-	-	52,762	-	52,762
São Lourenço	452,323	2,853,896	3,306,219	435,164	2,798,688	3,233,852
Total	452,323	2,853,896	3,306,219	487,926	2,798,688	3,286,614

Schedule of right of use

Nature	December 31, 2024	December 31, 2023

Leases - Concession Agreement – URAE-1
Cost	588,534	588,600
Accumulated amortization	(249,794)	(213,921)
(=) Net	338,740	374,679

Right of use - Other assets
Vehicles	216,431	205,593
Properties	22,098	11,566
Equipment	1,577	45
Accumulated amortization	(115,370)	(99,144)
(=) Net	124,736	118,060

Total – Leases and Right of use	463,476	492,739

Schedule of impact in the income statements

Impact in the income statement
	December 31, 2024	December 31, 2023	December 31, 2022

Right-of-use amortization	(114,111)	(96,429)	(105,551)
Financial result – interest expense and inflation adjustment	(134,509)	(75,108)	(72,050)
Short-term and low-value lease expenses	(28,411)	(26,776)	(25,365)
Decrease of the income of the year	(277,031)	(198,313)	(202,966)

Schedule of obligations assumed of liabilities

	December 31, 2024	December 31, 2023
Contract asset	380,204	183,876
Intangible assets	1,933,347	2,191,361
Total	2,313,551	2,375,237

As of December 31, 2024 and December 31, 2023, the obligations assumed by the Company are as follows:

	December 31, 2024			December 31, 2023
	Current liabilities	Noncurrent liabilities	Total liabilities	Current liabilities	Noncurrent liabilities	Total liabilities
Total	287,109	137,441	424,550	634,501	168,298	802,799

Schedule of obligations assumed of liabilities

	December 31, 2024			December 31, 2023
	Current liabilities	Noncurrent liabilities	Total liabilities	Current liabilities	Noncurrent liabilities	Total liabilities
Total	287,109	137,441	424,550	634,501	168,298	802,799